Borrowings - Post-Swap Borrowing (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Fixed-rate debt, Amount	$ 47,712	$ 48,803
Floating-rate debt, Amount	7,231	7,743
Total	$ 54,943	$ 56,546
Fixed-rate debt, Weighted-average Interest Rate (as a percent)	3.30%	3.00%
Floating-rate debt, Weighted-average Interest Rate (as a percent)	5.60%	6.10%
Interest Rate Swap
Borrowings
Notional amount	$ 6,725	$ 6,725